Income Tax Provision (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal tax at statutory rate	$ (2,697,854)	$ (190,771)
Federal tax at statutory rate	21.00%	21.00%
Nondeductible expenses	$ 2,952,759
Nondeductible expenses	(23.00%)	0.00%
State taxes, including NOL true up	$ (491,230)
State taxes, including NOL true up	3.80%	0.00%
Derivative liability	$ 63,306
Derivative liability	(0.50%)	0.00%
Other	$ (63,861)
Other	5.00%	0.00%
Increase in Valuation Allowance	$ 478,132	$ 190,771
Increase in Valuation Allowance	3.70%	(21.00%)
Tax Provision	$ 241,252	$ 0
Tax Provision	(1.80%)	0.00%